UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31
Date of reporting period: January 31, 2008

ITEM 1.      SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS
INSTITUTIONAL TRUST

SMASH SERIES C FUND

FORM NQ
JANUARY 31, 2008

Notes to Schedule of Investments (unaudited)

Investment in SMASh Series C Portfolio, at value $24,217,861.

1.       Organization and Significant Accounting Policies

SMASh Series C Fund (the "Fund") is a separate non-diversified series of Legg Mason Partners Institutional Trust (the "Trust"). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund invests all of its investable assets in SMASh Series C Portfolio (the "Portfolio"), a management investment company that has the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles ("GAAP").

(a) Investment Valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (99.9% at January 31, 2008) in the net assets of the Portfolio. Valuation of securities by the Portfolio is discussed in Note 1(a) of the Portfolio's Notes to Schedule of Investments, which are included elsewhere in this report.

SMASh Series C Portfolio

Schedule of Investments (unaudited)	January 31, 2008

Face
Amount	Security	Value
CORPORATE BONDS & NOTES — 92.9%
Capital Markets — 6.7%
$550,000	Bear Stearns Co. Inc., Subordinated Notes, 5.550% due 1/22/17 (a)	$482,138
320,000	Lehman Brothers Holdings Capital Trust VII, Medium-Term Notes, 5.857%
	due 5/31/12 (a)(b)(c)	247,421
	Lehman Brothers Holdings Inc.:
250,000	Medium-Term Notes, 6.691% due 9/15/22 (a)(b)	240,650
230,000	Senior Notes, Medium-Term Notes, 6.200% due 9/26/14 (a)	237,027
395,000	Subordinated Notes, 6.500% due 7/19/17 (a)	404,400
	Total Capital Markets	1,611,636
Commercial Banks — 7.8%
40,000	HBOS Capital Funding LP, Tier 1 Notes, Perpetual Bonds, 6.071% due
	6/30/14 (a)(b)(c)(d)	37,985
200,000	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15
	(a)(b)(c)(d)	198,681
780,000	Russian Agricultural Bank, Loan Participation Notes, 6.299% due 5/15/17
	(a)(d)	741,000
270,000	Shinsei Finance Cayman Ltd., Junior Subordinated Bonds, 6.418% due
	7/20/16 (a)(b)(c)(d)	228,387
235,000	Wachovia Corp., Senior Notes, 5.750% due 6/15/17 (a)	236,354
490,000	Wells Fargo Capital X, Capital Securities, 5.950% due 12/15/36 (a)	450,452
	Total Commercial Banks	1,892,859
Consumer Finance — 3.3%
220,000	Aiful Corp., Notes, 6.000% due 12/12/11 (a)(d)	212,786
440,000	American Express Co., Subordinated Debentures, 6.800% due 9/1/66 (a)(b)	429,921
	SLM Corp., Medium-Term Notes:
30,000	5.000% due 10/1/13 (a)	25,890
170,000	5.625% due 8/1/33 (a)	128,778
	Total Consumer Finance	797,375
Diversified Financial Services — 11.3%
410,000	Bank of America Corp., 5.375% due 8/15/11 (a)	426,785
	Citigroup Inc.:
300,000	5.000% due 9/15/14 (a)	292,441
200,000	6.000% due 8/15/17 (a)	209,315
500,000	General Electric Capital Corp., Subordinated Debentures, 6.375% due
	11/15/67 (a)(b)	520,755
	Residential Capital LLC, Senior Notes:
10,000	6.598% due 4/17/09 (a)(b)	6,900
90,000	7.615% due 5/22/09 (a)(b)	61,650
345,000	7.500% due 2/22/11 (a)	217,350
400,000	Sigma Finance Inc., Medium-Term Notes, 8.000% due 6/22/17 (a)(b)(d)	340,000
	TNK-BP Finance SA:
445,000	7.500% due 7/18/16 (a)(d)	432,763
100,000	6.625% due 3/20/17 (a)(d)	91,500
150,000	Senior Notes, 7.875% due 3/13/18 (a)(d)	149,250
	Total Diversified Financial Services	2,748,709
Diversified Telecommunication Services — 2.6%
220,000	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10 (a)	237,382
390,000	Telecom Italia Capital S.p.A., Senior Notes, 5.250% due 10/1/15 (a)	381,541
	Total Diversified Telecommunication Services	618,923
Electric Utilities — 8.3%
390,000	Duke Energy Corp., Senior Notes, 5.625% due 11/30/12 (a)	413,435
240,000	Exelon Corp., Bonds, 5.625% due 6/15/35 (a)	215,335

See Notes to Schedule of Investments.

1

SMASh Series C Portfolio

Schedule of Investments (unaudited) (continued)		January 31, 2008

Face
Amount	Security	Value
Electric Utilities — 8.3% (continued)
$430,000	FirstEnergy Corp., Notes, 7.375% due 11/15/31 (a)	$473,673
	Pacific Gas & Electric Co.:
580,000	5.625% due 11/30/17 (a)	595,981
310,000	First Mortgage Bonds, 6.050% due 3/1/34 (a)	308,895
	Total Electric Utilities	2,007,319
Energy Equipment & Services — 2.1%
500,000	Transocean Inc., 5.250% due 3/15/13 (a)	516,190
Food & Staples Retailing — 4.1%
410,000	CVS Caremark Corp., 6.943% due 1/10/30 (a)(d)	426,269
26,875	CVS Corp., 5.789% due 1/10/26 (a)(d)	26,053
510,000	Wal-Mart Stores Inc., 5.800% due 2/15/18 (a)	543,311
	Total Food & Staples Retailing	995,633
Health Care Providers & Services — 1.5%
350,000	Cardinal Health Inc., 5.850% due 12/15/17 (a)	362,841
Independent Power Producers & Energy Traders — 0.4%
	TXU Corp., Senior Notes:
60,000	5.550% due 11/15/14 (a)	48,292
70,000	6.500% due 11/15/24 (a)	52,179
	Total Independent Power Producers & Energy Traders	100,471
Insurance — 4.3%
650,000	MetLife Inc., Junior Subordinated Debentures, 6.400% due 12/15/36 (a)	585,131
480,000	Travelers Cos. Inc., Junior Subordinated Debentures, 6.250% due 3/15/37
	(a)(b)	457,211
	Total Insurance	1,042,342
Media — 5.8%
1,080,000	Time Warner Cable Inc., 5.850% due 5/1/17 (a)	1,082,865
340,000	Time Warner Inc., 6.500% due 11/15/36 (a)	321,142
	Total Media	1,404,007
Metals & Mining — 3.5%
913,000	Vale Overseas Ltd., Notes, 6.875% due 11/21/36 (a)	850,268
Multi-Utilities — 1.5%
350,000	Dominion Resources Inc., Senior Notes, 5.700% due 9/17/12 (a)	369,822
Multiline Retail — 1.8%
450,000	Federated Retail Holdings Inc., 5.350% due 3/15/12 (a)	438,097
Oil, Gas & Consumable Fuels — 19.0%
115,000	Anadarko Finance Co., Senior Notes, 7.500% due 5/1/31 (a)	128,897
630,000	Anadarko Petroleum Corp., Senior Notes, 6.450% due 9/15/36 (a)	644,516
750,000	Gazprom, Loan Participation Notes, Senior Notes, 6.510% due 3/7/22 (a)(d)	710,625
	Kinder Morgan Energy Partners LP:
150,000	Medium-Term Notes, 6.950% due 1/15/38 (a)	156,305
725,000	Senior Notes, 6.000% due 2/1/17 (a)	734,281
1,307,000	Pemex Project Funding Master Trust, Senior Bonds, 6.625% due 6/15/35 (a)	1,343,923
	XTO Energy Inc.:
580,000	5.650% due 4/1/16 (a)	589,608
260,000	Senior Notes, 7.500% due 4/15/12 (a)	290,383
	Total Oil, Gas & Consumable Fuels	4,598,538
Pharmaceuticals — 1.4%
345,000	Wyeth, 5.950% due 4/1/37 (a)	341,433

See Notes to Schedule of Investments.

2

SMASh Series C Portfolio

Schedule of Investments (unaudited) (continued)		January 31, 2008

Face
Amount	Security	Value
Thrifts & Mortgage Finance — 4.8%
	Countrywide Financial Corp.:
$200,000	5.104% due 3/24/09 (a)(b)	$175,772
505,000	6.250% due 5/15/16 (a)	421,415
	Washington Mutual Inc.:
90,000	Senior Notes, 5.250% due 9/15/17 (a)	74,859
615,000	Subordinated Notes, 4.625% due 4/1/14 (a)	487,753
	Total Thrifts & Mortgage Finance	1,159,799
Wireless Telecommunication Services — 2.7%
200,000	America Movil SAB de CV, 5.625% due 11/15/17 (a)	197,100
435,000	Sprint Capital Corp., Senior Notes, 8.375% due 3/15/12 (a)	452,513
	Total Wireless Telecommunication Services	649,613
	TOTAL CORPORATE BONDS & NOTES
	(Cost — $22,841,173)	22,505,875
SOVEREIGN BOND — 3.1%
Russia — 3.1%
647,460	Russian Federation, 7.500% due 3/31/30 (a)(d)
	(Cost - $734,944)	746,602
U.S. GOVERNMENT OBLIGATION — 0.2%
U.S. Government Obligations — 0.2%
30,000	U.S. Treasury Notes, 4.750% due 8/15/17 (a)
	(Cost - $30,272)	32,667
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $23,606,389)	23,285,144
SHORT-TERM INVESTMENTS — 0.8%
U.S. Government Agencies — 0.8%
	Federal National Mortgage Association (FNMA), Discount Notes:
176,000	2.650% - 5.203% due 3/17/08 (e)(f)	175,043
25,000	4.220% due 3/20/08 (e)(f)	24,861
	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $199,904)	199,904
	TOTAL INVESTMENTS — 97.0% (Cost — $23,806,293#)	23,485,048
	Other Assets in Excess of Liabilities — 3.0%	737,479
	TOTAL NET ASSETS — 100.0%	$24,222,527

(a)	All or a portion of this security is segregated for open futures contracts, written options and swap contracts.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2008.
(c)	Security has no maturity date. The date shown represents the next call date.
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(f)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

3

SMASh Series C Portfolio

Schedule of Investments (unaudited) (continued)				January 31, 2008

Schedule of Options Written
		Expiration
Contracts	Security	Date	Strike Price	Value
8	U.S. Treasury Bonds 10-Year Futures, Call	2/22/08	$118.00	$4,500
8	U.S. Treasury Notes 10-Year Futures, Call	2/22/08	117.00	8,750
4	U.S. Treasury Notes 10-Year Futures, Call	2/22/08	119.00	1,375
2	U.S. Treasury Notes 10-Year Futures, Put	2/22/08	109.00	31
20	U.S. Treasury Notes 10-Year Futures, Put	2/22/08	113.50	2,500
36	U.S. Treasury Notes 10-Year Futures, Put	2/22/08	114.00	5,625
50	U.S. Treasury Notes 10-Year Futures, Put	2/22/08	114.50	10,938
8	U.S. Treasury Notes 10-Year Futures, Put	2/22/08	115.00	2,750
8	Eurodollar Futures, Put	3/17/08	96.00	50
15	Eurodollar Futures, Put	6/16/08	96.13	375
	TOTAL OPTIONS WRITTEN			$36,894
	(Premiums received - $69,549)

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1.       Organization and Significant Accounting Policies

SMASh Series C Portfolio (the "Portfolio") is a separate non-diversified series of Master Portfolio Trust (the "Trust"). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles ("GAAP").

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net assets, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Financial Futures Contracts. The Portfolio may enter into financial futures contracts typically to hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in stock market prices, currency exchange rates or interest rates as a substitute for buying or selling securities and as a cash flow management technique. Upon entering into a financial futures contract, the Portfolio is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as "variation margin," are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign denominated futures, variation margins are not settled daily. The Portfolio recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Portfolio could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Written Options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Portfolio realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.

The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

Notes to Schedule of Investments (unaudited) (continued)

(d) Credit Default Swaps. The Portfolio may enter into credit default swap ("CDS") contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation. The Portfolio may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Portfolio has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap, and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

(e) Foreign Risk. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Credit and Market Risk. The Portfolio invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Security Transactions. Security transactions are accounted for on a trade date basis.

2.      Investments

At January 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$271,752
Gross unrealized depreciation	(592,997)
Net unrealized depreciation	$(321,245)

Notes to Schedule of Investments (unaudited) (continued)

At January 31, 2008, the Portfolio had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain (Loss)
Contracts to Buy:
U.S. Treasury Bonds	35	3/08	$4,131,894	$4,175,938	$44,044
Eurodollar Futures	10	6/08	2,391,150	2,437,750	46,600
					90,644
Contracts to Sell:
U.S. 10 Year Treasury Notes	128	3/08	$14,461,797	$14,940,000	$(478,203)
Net Unrealized Loss on Open Futures Contracts					$(387,559)

During the period ended January 31, 2008, written option transactions for the Portfolio were as follows:

	Number of
	Contracts	Premiums
Options written, outstanding October 31, 2007	23	$9,291

Options written	207	87,465

Options expired	(71)	(27,207)

Options written, outstanding January 31, 2008	159	$69,549

At January 31, 2008, the Portfolio held the following credit default swap contract:

Swap Counterparty:	Barclays Bank PLC
Effective Date:	9/07/07
Referenced Entity:	CDS North America Crossover Index
National Amount:	$1,000,000
Payments received by the Fund:	0.35% quarterly
Payments made by the Fund:	Payment only if credit event occurs
Termination Date:	6/20/12
Unrealized Depreciation:	$(17,492)

ITEM 2.     CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	March 28, 2008

By: /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date:	March 28, 2008